Property and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property and Equipment
9.	Property and Equipment

Changes in property and equipment account for the years ended December 31, 2018 and 2017 are as follows:

	Cable and wire facilities	Central office equipment	Cellular facilities	Buildings and improvements	Vehicles, aircraft, furniture and other network equipment	Communications satellite	Information origination and termination equipment	Land and land improvements	Property under construction	Total
	(in million pesos)
As at December 31, 2016
Cost	196,652	115,461	202,581	25,914	55,973	966	14,596	3,440	50,070	665,653
Accumulated depreciation, impairment and amortization	(148,622)	(96,793)	(138,189)	(16,992)	(48,300)	(966)	(12,338)	(265)	—	(462,465)
Net book value	48,030	18,668	64,392	8,922	7,673	—	2,258	3,175	50,070	203,188
Year ended December 31, 2017
Net book value at beginning of the year	48,030	18,668	64,392	8,922	7,673	—	2,258	3,175	50,070	203,188
Additions (Note 4)	3,410	687	6,512	159	2,682	—	1,878	1	24,970	40,299
Disposals/Retirements	(8)	—	(123)	(38)	(316)	—	—	—	(134)	(619)
Reclassifications (Note 13)	5	3	—	3	(7)	—	—	14	(143)	(125)
Impairment losses recognized during the year (Note 5)	—	—	(389)	—	—	—	—	—	(3,524)	(3,913)
Transfers and others	7,612	3,945	8,031	1,285	1,959	—	1,343	3	(24,178)	—
Translation differences charged directly to cumulative translation adjustments	—	(1)	—	(1)	(4)	—	—	—	—	(6)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(2)	—	—	—	—	—	(2)
Depreciation and amortization	(11,594)	(5,340)	(28,242)	(1,274)	(4,106)	—	(1,357)	(2)	—	(51,915)
Net book value at end of the year	47,455	17,962	50,181	9,054	7,881	—	4,122	3,191	47,061	186,907
As at December 31, 2017
Cost	207,220	119,642	209,504	27,076	58,964	—	17,595	3,458	50,585	694,044
Accumulated depreciation, impairment and amortization	(159,765)	(101,680)	(159,323)	(18,022)	(51,083)	—	(13,473)	(267)	(3,524)	(507,137)
Net book value	47,455	17,962	50,181	9,054	7,881	—	4,122	3,191	47,061	186,907
Year ended December 31, 2018
Net book value at beginning of the year	47,455	17,962	50,181	9,054	7,881	—	4,122	3,191	47,061	186,907
Additions (Note 4)	1,278	565	758	120	1,158	—	2,107	—	52,504	58,490
Disposals/Retirements	(10)	(27)	(60)	(140)	(95)	—	—	—	(9)	(341)
Reclassifications (Note 13)	19	(1)	—	127	(23)	—	—	1,117	—	1,239
Transfers and others	10,409	8,237	37,881	265	1,465	—	1,176	—	(59,433)	—
Translation differences charged directly to cumulative translation adjustments	—	3	—	1	(3)	—	—	—	—	1
Deconsolidation of a subsidiary	—	—	(65)	(794)	(273)	—	—	—	—	(1,132)
Impairment losses recognized during the year (Note 5)	(299)	(292)	(858)	(480)	(29)	—	—	—	—	(1,958)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(2)	—	—	—	—	—	(2)
Depreciation and amortization	(11,381)	(10,480)	(17,499)	(2,162)	(3,382)	—	(2,334)	(2)	—	(47,240)
Net book value at end of the year	47,471	15,967	70,338	5,989	6,699	—	5,071	4,306	40,123	195,964
As at December 31, 2018
Cost	217,773	128,321	217,164	26,546	58,711	—	20,823	4,576	40,123	714,037
Accumulated depreciation, impairment and amortization	(170,302)	(112,354)	(146,826)	(20,557)	(52,012)	—	(15,752)	(270)	—	(518,073)
Net book value	47,471	15,967	70,338	5,989	6,699	—	5,071	4,306	40,123	195,964

Interest capitalized to property and equipment that qualified as borrowing costs amounted to Php1,524 million, Php816 million and Php566 million for the years ended December 31, 2018, 2017 and 2016, respectively.  See Note 5 – Income and Expenses – Financing Costs.  The average interest capitalization rate used was approximately 5% each for the years ended December 31, 2018, 2017 and 2016.

Our net foreign exchange differences, which qualified as borrowing costs, amounted to Php411 million, Php106 million and Php111 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The cost of fully depreciated property and equipment that are still being used in the Group’s operations amounted to Php171,867 million and Php196,612 million as at December 31, 2018 and 2017, respectively.

As at December 31, 2018 and 2017, the estimated useful lives of our property and equipment are estimated as follows:

Cable and wire facilities	10 – 15 years
Central office equipment	3 – 15 years
Cellular facilities	3 – 10 years
Buildings	25 – 50 years
Vehicles, aircraft, furniture and other network equipment	3 – 7 years
Information origination and termination equipment	3 – 5 years
Leasehold improvements	3 – 5 years or the term of the lease, which ever is shorter
Land improvements	10 years

Impairment of Certain Wireless Network Equipment and Facilities

In December 2017, Smart and DMPI recognized an impairment loss of Php3,913 million pertaining to network improvement project involving spectrum refarm and long-term evolution rollout.  These assets include Radio Access Network, or RAN, equipment such as base transceiver sets, base station controllers, access radios, antennas, radio network controllers, power and related support facilities, among others, including software licenses and implementation services affecting the Quezon City and Marikina areas.

In 2018, Digitel and DMPI recognized an impairment loss amounting to Php1,096 million and Php862 million, respectively, as a result of the full migration of fixed line subscribers to PLDT network for Digitel and continued network convergence strategy for DMPI.

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Impairment of non-financial assets.